Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE PROSPECTUSES
DATED DECEMBER 20, 2019,
AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
(the "Fund")

Effective immediately, the Fund has changed its classification from "non-diversified" to "diversified" and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being "non-diversified" are hereby deleted in their entirety.

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE PROSPECTUSES
DATED DECEMBER 20, 2019,
AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Minimum Variance ETF (SPMV)
(the "Fund")

Effective immediately, the Fund has changed its classification from "non-diversified" to "diversified" and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being "non-diversified" are hereby deleted in their entirety. In addition, the Prospectuses are revised as follows:

The following disclosure is added in the Fund's "Summary Information – Principal Investment Strategies" section:

The Fund is "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may become "non-diversified" solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become "non-diversified," it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added with respect to the Fund in the sections "Summary Information – Principal Risks of Investing in the Fund" and "Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds":

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The following disclosure is added in the Fund's "Summary Information – Performance" section:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco Russell 1000 Enhanced Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE PROSPECTUSES
DATED DECEMBER 20, 2019,
AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
(the "Fund")

Effective immediately, the Fund has changed its classification from "non-diversified" to "diversified" and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being "non-diversified" are hereby deleted in their entirety.

Invesco S&P 500 Minimum Variance ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE PROSPECTUSES
DATED DECEMBER 20, 2019,
AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Minimum Variance ETF (SPMV)
(the "Fund")

Effective immediately, the Fund has changed its classification from "non-diversified" to "diversified" and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being "non-diversified" are hereby deleted in their entirety. In addition, the Prospectuses are revised as follows:

The following disclosure is added in the Fund's "Summary Information – Principal Investment Strategies" section:

The Fund is "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may become "non-diversified" solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become "non-diversified," it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added with respect to the Fund in the sections "Summary Information – Principal Risks of Investing in the Fund" and "Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds":

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The following disclosure is added in the Fund's "Summary Information – Performance" section:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.